Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Debt securities	$ 18,858	$ 18,801
of which: government bills / bonds	9,833	9,789
Loans to financial advisors	2,453	2,569
Fee- and commission-related receivables	1,972	2,014
Finance lease receivables	1,356	1,447
Settlement and clearing accounts	455	614
Accrued interest income	520	591
Other	594	1,158
Total other financial assets measured at amortized cost	26,209	27,194
UBS AG
Entity [Table]
Debt securities	18,858	18,801
of which: government bills / bonds	9,833	9,789
Loans to financial advisors	2,453	2,569
Fee- and commission-related receivables	1,966	2,014
Finance lease receivables	1,356	1,447
Settlement and clearing accounts	455	614
Accrued interest income	521	592
Other	627	1,182
Total other financial assets measured at amortized cost	$ 26,236	$ 27,219